LOANS AND OTHER FINANCING	3 Months Ended
Mar. 31, 2025
Disclosure of loans and other financing [abstract]
LOANS AND OTHER FINANCING

NOTE 6. LOANS AND OTHER FINANCING
The composition of the Loans and Other Financing portfolio as of period closing is detailed below:

Item	03.31.25	12.31.24
Non-Financial Public Sector	9,083,960	8,843,039
Financial Institutions	118,948,414	178,433,805
Loans	118,948,414	178,433,805
Non-Financial Private Sector and Residents Abroad	17,302,567,883	16,158,663,135
Loans	16,964,127,734	15,748,096,713
Advances	850,636,559	680,086,804
Overdrafts	4,556,499,937	4,264,408,098
Mortgage	529,297,536	344,863,307
Pledges	445,461,845	431,716,236
Personal	2,238,479,596	1,914,619,084
Credit cards	6,924,384,981	6,693,176,924
Other Loans	856,507,659	964,920,433
Accrued Interest, Adjustments and Exchange Rate Differences on Foreign	594,363,898	492,035,582
Documented Interests	(31,504,277)	(37,729,755)
Finance Leases	37,113,676	34,589,915
Other Financing	301,326,473	375,976,507
Less: Allowances	(946,516,985)	(724,916,008)
Total	16,484,083,272	15,621,023,971
The classification of Loans and Other Financing, by status and guarantees received, is shown in detail in Schedule B.
The concentration of Loans and Other Financing is detailed in Schedule C.
The breakdown per terms of Loans and Other Financing is detailed in Schedule D.
Changes in the Allowance for Loan Losses and Other Financing are detailed in Schedule R.
Related party information is disclosed in Note 35.